Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

August 2, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 "F" Street, N.E.
Washington, D.C.  20549

Re:          Professionally Managed Portfolios (the "Trust")
 File Nos.: 33-12213 and 811-05037
CAN SLIM® Select Growth Fund (S000004947)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the CAN SLIM® Select Growth Fund (the "Fund"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated July 29, 2018, and filed electronically as Post-Effective Amendment No. 743 to the Fund's Registration Statement on Form N-1A on July 20, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust